Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Intangible assets	£ 86,934	£ 94,276
Property, plant and equipment	4,483	4,379
Investments in associates and joint ventures	1,521	1,902
Retirement benefit assets	880	937
Deferred tax assets	2,032	2,573
Trade and other receivables	288	282
Investments held at fair value	333	146
Derivative financial instruments	135	110
Total non-current assets	96,606	104,605
Inventories	4,382	4,616
Income tax receivable	470	67
Trade and other receivables	3,802	3,604
Investments held at fair value	16	513
Derivative financial instruments	162	186
Cash and cash equivalents	3,827	5,297
Total current assets other than non-current assets classified as held for sale	12,659	14,283
Assets classified as held-for-sale	25	11
Total current assets	12,684	14,294
Total assets	109,290	118,899
Equity – capital and reserves
Share capital	577	585
Share premium, capital redemption and merger reserves	26,675	26,665
Other reserves	(4,148)	(902)
Retained earnings	22,929	21,610
Owners of the parent	46,033	47,958
Perpetual hybrid bonds	1,893	1,685
Non-controlling interests	219	352
Total equity	48,145	49,995
Liabilities
Borrowings	31,708	32,638
Retirement benefit liabilities	801	820
Deferred tax liabilities	10,343	11,679
Other provisions for liabilities	3,161	4,071
Trade and other payables	484	685
Derivative financial instruments	124	268
Total non-current liabilities	46,621	50,161
Borrowings	3,362	4,312
Income tax payable	1,129	1,681
Other provisions for liabilities	608	3,044
Trade and other payables	9,328	9,550
Derivative financial instruments	91	156
Current liabilities other than liabilities included in disposal groups classified as held for sale	14,518	18,743
Liabilities associated with assets classified as held-for-sale	6	0
Total current liabilities	14,524	18,743
Total equity and liabilities	£ 109,290	£ 118,899